Consolidated Statements of Income (Loss) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Total revenue		$ 93,025	$ 89,434
Cost of sales, excluding depletion		14,046	18,286
Depletion		33,124	37,845
Total cost of sales		47,170	56,131
Gross profit		45,855	33,303
Expenses and other (income)
Administration expenses	[1]	8,335	8,274
Project evaluation	[1]	5,533	5,910
Gain on revaluation of investments		(3,830)	(9,456)
Stream, royalty and other interests impairments		8,877	2,660
Finance expense		2,107	3,503
Finance income		(315)	(756)
Foreign exchange loss		345	86
Other		527	74
Income before taxes		24,276	23,008
Current income tax expense		2,864	2,240
Deferred income tax expense		7,595	4,371
Income tax expense		10,459	6,611
Net income for the year		$ 13,817	$ 16,397
Earnings per share
Basic earnings per share		$ 0.07	$ 0.09
Diluted earnings per share		$ 0.07	$ 0.09
Weighted average number of common shares outstanding
Basic		187,507,754	177,619,824
Diluted		196,907,840	190,220,013
Sales [member]
Statement [Line Items]
Total revenue		$ 58,660	$ 63,602
Royalty revenue [member]
Statement [Line Items]
Total revenue		$ 34,365	$ 25,832

[1]	Equity settled stock-based compensation a (non-cash item) is included in administration expenses and project evaluation $5,652 $5,180